Costs of services and general and administrative costs	12 Months Ended
Dec. 31, 2019
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Costs of services and general and administrative costs
3. Costs of services and general and administrative costs

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Costs of services	10,825.1	10,559.1	10,481.6
General and administrative costs	1,113.1	1, 242 . 3	1,086.9
	11,938.2	11,80 1 . 4	11,568.5
Costs of services and general and administrative costs include:
Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Staff costs (note 5)	7,090.6	6,950.6	7,065.1
Establishment costs	672.9	756.6	769.5
Media pass-through costs	1,656.2	1,458.0	1,429.4
Other costs of services and general and administrative costs 2	2,518.5	2,6 36 . 2	2,304.5
	11,938.2	11,80 1 . 4	11,568.5
Other costs of services and general and administrative costs include:
Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Goodwill impairment (note 14) 3	47.7	176.5	27.1
Investment write-downs	7.5	2.0	91.7
Restructuring and transformation costs	153.5	265.5	56.8
Litigation settlement	(16.8)	–	–
Gain on sale of freehold property in New York	(7.9)	–	–
Amortisation and impairment of acquired intangible assets	121.5	201.8	138.0
Amortisation of other intangible assets	21.2	20.7	20.1
Depreciation of property, plant and equipment	185.5	188.6	189.0
Depreciation of right-of-use assets	301.6	–	–
Losses on sale of property, plant and equipment	3.2	0.6	1.2
Gains on disposal of investments and subsidiaries	(40.4)	(237.9)	(98.7)
(Gains)/losses on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(2.0)	0.3
Net foreign exchange losses/(gains)	6.1	(13.0)	8.0
Short-term lease expense	83.8	–	–
Low-value lease expense	2.9	–	–

Notes
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Other costs of services and general and administrative costs include £731.4 million (2018: £713.0 million, 2017: £573.1 million) of other pass-through costs.
3	Figures in 2018 have been restated, as described in the accounting policies.

In 2019, operating profit includes credits totalling £26.9 million (2018: £25.6 million, 2017: £40.9 million) relating to the release of excess provisions and other balances established in respect of acquisitions completed prior to 2018. Further details of the Group’s approach to acquisition reserves, as required by IFRS 3 Business Combinations, are given in note 30.

Amortisation and impairment of acquired intangibles in 2019 includes an impairment charge in the year of £26.5 million (2018: £89.1 million, 2017: £6.0 million) in regard to certain brand names that are no longer in use and customer relationships where the underlying clients have been lost.

In 2019, the goodwill impairment charge of £47.7 million (2018: £176.5 million, 2017: £27.1 million) relates to a number of under-performing businesses in the Group. In certain markets, the impact of current, local economic conditions and trading circumstances on these businesses is sufficiently severe to indicate impairment to the carrying value of goodwill. In 2018, the goodwill impairment charge primarily relates to a charge of £142.8 million on VMLY&R.

Investment write-downs of £91.7 million in 2017 include £53.1 million in relation to comScore Inc., which had not released any financial statements in relation to its 2015, 2016 or 2017 results due to an internal investigation by their Audit Committee. In 2017, the market value of comScore Inc. fell below the Group’s carrying value. Other investment write-downs relate to certain non-core
minority investments in the United States where forecast financial performance and/or liquidity issues indicate a permanent decline in the recoverability of the Group’s investment.

Gains on disposal of investments and subsidiaries of £40.4 million in 2019 include a gain of £28.6 million on the disposal of the Group’s interest in Chime. Gains on disposal of investments and subsidiaries of £237.9 million in 2018 include a gain of £185.3 million on the disposal of the Group’s interest in Globant S.A. Gains in 2017 of £98.7 million include £92.3 million on the sale of the Group’s interest in Asatsu-DK Inc. following its acquisition by Bain Capital.

In 2019, restructuring and transformation costs of £153.5 million comprise £116.3 million of restructuring costs and £37.2 million transformation costs with respect to strategic initiatives including co-locations
in major cities, IT transformation and shared services. Restructuring and transformation costs of £121.1 million are in relation to the continuing restructuring plan, first outlined at the Investor Day in December 2018. As part of that plan, restructuring actions have been taken to right-size
under-performing businesses, address high cost severance markets and simplify operational structures. Further restructuring and transformation costs will be incurred in 2020 and 2021. The remaining £32.4 million primarily comprises transformation costs in relation to the continuing global IT transformation programme.

In 2018, restructuring and transformation costs of £265.5 million comprise £179.7 million of restructuring costs and £85.8 million transformation costs with respect to strategic initiatives including co-locations
in major cities, IT transformation and shared services. In the fourth quarter of 2018, £212.3 million of restructuring and transformation costs were incurred in relation to the strategic review of the Group’s operations. The remaining £53.2 million primarily relates to restructuring costs recorded in the first half of 2018 and transformation costs in relation to the IT transformation programme.

In 2017, restructuring and transformation costs of £56.8 million predominantly comprise £33.7 million of severance costs arising from a structural assessment of certain of the Group’s operations, primarily in the mature markets; and £12.8 million of costs resulting from the project to transform and rationalise the Group’s IT services and infrastructure including costs relating to the cyber attack in June 2017.

In 2019, the Group received £16.8 million in settlement of a class action lawsuit against Comscore Inc. for providing materially false and misleading information regarding their company and its financial performance.

In March 2019, the Group entered into a sale and leaseback agreement for its office space at 3 Columbus Circle in New York. The Group sold the freehold for proceeds of £159.0 million and simultaneously entered into a 15-year lease. The net gain recognised from the sale and leaseback is £7.9 million.

Auditors’ remuneration:

	2019 £m	2018 £m		2017 £m
Fees payable to the Company’s auditors for the audit of the Company’s annual accounts	1.5	1.4		1.4
The audit of the Company’s subsidiaries pursuant to legislation	28.0	25.2	1	20.7
Other services pursuant to legislation	5.0	4.2		4.0
Fees payable to the auditors pursuant to legislation	34.5	30.8		26.1
Tax advisory services	–	–		0.1
Tax compliance services	–	0.1		0.1
Other services 1	8.2	4.7		4.6
Total non-audit fees	8.2	4.8		4.8
Total fees	42.7	35.6		30.9

Note
1	Includes a true-up of £3.5 million.
2	Other services include audits for earnout purposes.